Share-based payments	12 Months Ended
Dec. 31, 2017
Share-based payments
Share-based payments

23. Share-based payments

TiGenix—Stock options granted to employees, consultants and directors

On, March 20, 2008 (400,000), June 19, 2009 (500,000), March 12, 2010 (500,000), July 6, 2012 (4,000,000), March 20, 2013 (777,000), December 16, 2013 (1,806,000) and December 7, 2015 (2,250,000) and February 20, 2017 (5,505,477) in the aggregate 15,738,477 warrants were issued for the benefit of employees, consultants and directors, subject to the warrants being granted to and accepted by the beneficiaries. Of these 15,738,477 warrants, (i) 646,121 warrants expired as they have not been granted, (ii) 457,183warrants have expired as they have not been accepted by their beneficiaries, (iii) 1,258,222 warrants have lapsed due to their beneficiaries leaving the Company, (iv) 11,530 warrants have been exercised, and (v) 160,000 warrants were not yet granted but could still be granted until February 19, 2018. As a result, as at December 31, 2017, there are 13,205,421 warrants granted and outstanding (2016: 8,618,630; 2015: 8,344,086).

The warrants are granted to employees, consultants and directors of the Company and its subsidiaries, as well as to other persons who in the scope of their professional activity have made themselves useful to the Group, including but not limited to the members of the scientific advisory board and the clinical advisors. The warrants have been granted free of charge. Each warrant entitles its holder to subscribe to one common share of the Company at a subscription price determined by the BoD, within the limits decided upon at the occasion of their issuance.

The warrants issued on March 20, 2008, June 19, 2009, March 12, 2010, July 6, 2012, December 16, 2013 and December 7, 2015 have a term of ten years. The warrants issued on March 20, 2013 have a term of five years. Upon expiration of the ten or five year term, the warrants become null and void.

The warrants issued on February 26, 2007, March 20, 2008, June 19, 2009, March 12, 2010 vest, in principle, in cumulative tranches of 25% per year, i.e., 25% as of the first anniversary date of their granting, 50% as of the second anniversary date of their granting, 75% as of the third anniversary date of their granting, 100% as of the fourth anniversary date of their granting provided that the warrant holder has satisfied the vesting conditions, unless the BoD approved a deviation from this vesting schedule. As to the warrants issued on July 6, 2012, March 20, 2013 and December 7, 2015 and February 20, 2017, in principle, (i) one-third of the warrants granted will vest on the first anniversary of the granting of the warrants and (ii) one-twenty-fourth of the remaining two-thirds of the warrants granted will vest on the last day of each of the twenty-four months following the month of the first anniversary of the granting of the warrants. As to the warrants issued on December 16, 2013, in principle, (i) 10% of the warrants granted will vest on the date of acceptance of the warrants, (ii) 25% of the warrants granted will vest on the first anniversary of the granting of the warrants and (iii) 65% of the warrants granted will only vest (one-twenty-fourth on the last day of each of the months included in the period January 2015 to December 2016) if the Company effectively enters into certain business transactions. The warrants can only be exercised by the warrant holder if they have effectively vested.

In accordance with IFRS 2, the table below provides an overview as at December 31, 2017 of all outstanding warrant pools offered to employees, consultants and directors of the Company and its subsidiaries together with the activities under the different pools of warrants during 2017.

Number of options	Weighted average exercise price	Total	February 02, 2017	December 07, 2015	December 16, 2013	March 20, 2013	March 20, 2013	July 6, 2012	March 12, 2010	June 19, 2009	March 20, 2008	February 26, 2007
Number of options created	—	—	5,505,477	2,250,000	1,806,000	160,000	273,000	4,000,000	500,000	500,000	400,000	800,000
Weighted average exercise price (euros)	—	—	0.73	0.95	0.47	1.00	0.91	1.00	2.74	3.98	4.1	5.49
Fair value at grant date (euros)	—	—	0.49	0.68	0.35	0.2	0.43	0.17	2.00	3.53	2.56	2.64
Expiration date	—	—	02/19/2027	11/30/2025	11/30/2024	11/30/2019	11/30/2019	05/31/2022	11/30/2019	05/31/2019	11/30/2017	03/31/2017

Balance at January 1, 2015	1.53	6,594,676	—	—	1,724,730	160,000	273,000	3,342,833	158,000	139,800	286,500	509,813

Granted	0.96	1,766,218	—	1,766,218	—	—	—	—	—	—	—	—
Forfeited	1.00	(7,778)	—	—	—	—	—	(7,778)	—	—	—	—
Exercised	0.46	(9,030)	—	—	(9,030)	—	—	—	—	—	—	—

Balance at December 31, 2015	1.41	8,344,086	—	1,766,218	1,715,700	160,000	273,000	3,335,056	158,000	139,800	286,500	509,813

Granted	0.97	453,961	—	453,961	—	—	—	—	—	—	—	—
Forfeited	0.83	(179,417)	—	(142,581)	(17,119)	(19,717)	—	—	—	—	—	—

Balance at December 31, 2016	1.40	8,618,630	—	2,077,598	1,698,581	140,283	273,000	3,335,056	158,000	139,800	286,500	509,813

Granted	0.72	5,345,477	5,345,477	—	—	—	—	—	—	—	—	—
Forfeited	0.81	(335,116)	(280,000)	(55,116)	—	—	—	—	—	—	—	—
Correction	2.74	92,500	—	—	—	—	—	—	92,500	—	—	—
Expired	6.54	(516,063)	—	—	—	—	—	—	—	(3,750)	(2,500)	(509,813)

Balance at December 31, 2017	0.95	13,205,428	5,065,477	2,022,482	1,698,581	140,283	273,000	3,335,056	250,500	136,050	284,000	—

On December 7, 2015, 2,250,000 warrants were issued of which 2,220,179 warrants were granted in total and 29,821 warrants expired because they were not granted.

On December 7, 2015, 1,766,218 warrants were granted. The exercise price was determined as follows:

•

For all employees, the exercise price was set at 0.95 euro, the closing price of our ordinary shares on December 4, 2015, the last closing price prior to the grant of the warrants on December 7, 2015, which was lower than the 30 day average price.

•

For our CEO, Eduardo Bravo, who is not an employee of TiGenix SAU, the exercise price was set at 0.97 euro, the average closing price of our ordinary shares during 30 calendar days prior to the issuance of the warrants on December 7, 2015.

On May 4, 2016, 96,637 warrants were granted. The exercise price was determined as follows:

•

For all employees, the exercise price was set at 0.95 euro, the closing price of our ordinary shares on May 3, 2016, the last closing price prior to the grant of the warrants on May 4, 2016, which was higher than the 30 days average price.

On June 2, 2016, 193,863 warrants were granted. The exercise price was determined as follows:

•

For our independent directors, who are not employees of TiGenix, the exercise price was set at 0.97 euro, the average closing price of our ordinary shares during 30 calendar days prior to the issuance of the warrants on December 7, 2015.

On September 6, 2016, 163,461 warrants were granted. The exercise price was determined as follows:

•

For all employees, the exercise price was set at 0.97 euro, the closing price of our ordinary shares on September 5, 2016, the last closing price prior to the grant of the warrants on September 6, 2016, which was lower than the 30 day average price.

The warrants issued on December 7, 2015 have a term of ten years. Upon expiration of the ten year term, the warrants become null and void. The issuance of these warrants has no impact on the accompanying consolidated financial statements.

On February 20, 2017, 5,505,477 warrants were issued of which 5,345,477 warrants were granted in total and 160,000 warrants expired because they were not granted.

On February 20, 2017, 4,802,477 warrants were granted. The exercise price was determined as follows:

•

For all employees, the exercise price was set at 0.70 euro, the closing price of our ordinary shares on February 17, 2017, the last closing price prior to the grant of the warrants on February 20, 2017, which was lower than the 30 day average price.

•

For our CEO, Eduardo Bravo, who is not an employee of TiGenix SAU, the exercise price was set at 0.71 euro, the average closing price of our ordinary shares during 30 calendar days prior to the issuance of the warrants on February 20, 2017.

On May 9, 2017, 48,000 warrants were granted. The exercise price was determined as follows:

•

For our independent director June Almenoff, who is not an employee of TiGenix, the exercise price was set at 0.76 euro, the average closing price of our ordinary shares during the 30 calendar days prior to the grant of the warrants on May 9, 2017.

On July 6, 2017, 250,000 warrants were granted. The exercise price was determined as follows:

•	For all employees, the exercise price was set at 0.91 euro, the average closing price of our ordinary shares during the 30 calendar days prior to the grant of the warrants on July 6, 2017.

On November 16, 2017, 150,000 warrants were granted. The exercise price was determined as follows:

•

For all employees, the exercise price was set at 0.94 euro, the closing price of our ordinary shares on November 15, 2017, the last closing price prior to the grant of the warrants on November 16, 2017, which was lower than the 30 day average price.

On December 1, 2017, 95,000 warrants were granted. The exercise price was determined as follows:

•

For all employees, the exercise price was set at 0.95 euro, the closing price of our ordinary shares on November 30, 2017, the last closing price prior to the grant of the warrants on December 1, 2017, which was lower than the 30 day average price.

The fair value of each warrant was estimated on the date of grant using the Black-Scholes model with the following assumptions:

•

The historic volatility of the Company (ranged between 48.9% and 56.0% for the 2017 warrants plan granted in five different tranches, between 66.9% and 69.7% for the 2015 warrant plan granted in four different tranches, 67% for the 2013 warrant plans, 52.8% for the 2012 warrant plan and 60% for the previous plans), which was determined based on past (three years) volatility of the TiGenix share;

•	The expected dividends are assumed to be zero in the model;

•	Weighted average risk-free interest rates based on Belgian Sovereign Strips at the date of grant with a term equal to the expected life of the warrants, ranging between 0% and 4.6%;

•	Weighted average share price (determined at 0.73 euros for the latest warrant plan); and

•	The expected lifetime of the warrants, which on average is about five years for the warrants with a maximum duration of ten years.

The remaining weighted average life of these options was 6.59 years at December 31, 2017 (2016: 5.86 years; 2015: 6.8 years).

The total expense recognized for the year arising from share-based payment transactions amounts to 1.6 million euro at December 31, 2017 (2016: 0.9 million euro; 2015: 0.1 million euro).

TiGenix SAU—Stock options granted to employees, executives and independent board members

Prior to the business combination, TiGenix SAU (formerly Cellerix) had created two equity based incentive plans, or EBIPs. The completion of the business combination triggered certain consequences outlined below which affect both EBIPs. A summary overview of some of the conditions of both EBIPs is given below.

Options under the EBIP 2008 were granted to employees, executives and independent members of the board of directors of TiGenix SAU prior to the business combination. Options under the EBIP 2008 were granted to each beneficiary through individual letters. As a result of the business combination, all EBIP 2008 options vested except for 32,832 options of employees who terminated their employment with TiGenix SAU before the business combination and that were not re-allocated. The exercise prices of the EBIP 2008 were set at 11.0 euros, 7.0 euros and 5.291 euros depending on the date of grant and beneficiary. TiGenix SAU granted 453,550 options under the EBIP 2008 of which 420,718 were vested. As a result of the business combination, all TiGenix SAU options were exchanged into TiGenix stock options.

The options under the EBIP 2008 had to be exercised prior to August 6, 2015. As no beneficiary exercised its options, they have now expired. This resulted in a movement of 2,108 euro in accumulated deficits during year 2015.

On June 15, 2017, TiGenix SAU’s board of directors and shareholders’ meeting approved an EBIP for all employees of the TiGenix group (the “June 2017 EBIP”). The June 2017 EBIP was based on the existing TiGenix NV shares underlying the expired EBIP 2008 options.

Pursuant to the June 2017 EBIP, TiGenix SAU offered a total of 1,247,325 options on existing TiGenix NV shares (the “June 2017 EBIP Options”) to the employees of the TiGenix group. TiGenix SAU held such options on existing TiGenix NV shares pursuant to a management agreement entered into between TiGenix SAU and CX EBIP Agreement SL (“CEA”) in relation to the EBIP 2008 and the EBIP 2010 (the “CEA Agreement”) and as a consequence of the expiration of options under the 2008 EBIP. The existing TiGenix NV shares were held by CEA.

Under the June 2017 EBIP, the beneficiaries of the plan could purchase a number of June 2017 EBIP Options from TiGenix SAU at a purchase price of 0.433 euros per option. Subsequently, the beneficiaries could exercise the June 2017 EBIP Options for an exercise price of 0.0044 (rounded) euros per EBIP option. Each June 2017 EBIP Option entitles its beneficiary to one TiGenix share.

The June 2017 EBIP ended on December 31, 2017.

As of December 31, 2017, beneficiaries of the June 2017 EBIP purchased and exercised 802,386 June 2017 EBIP Options. The June 2017 EBIP Options not purchased under the June 2017 EBIP were used in the subsequent October 2017 EBIP.

On October 6, 2017, TiGenix SAU’s board of directors and shareholders’ meeting approved an EBIP for certain employees of the TiGenix group (the “October 2017 EBIP”). The October 2017 EBIP was based on the remaining existing TiGenix NV shares underlying the expired EBIP 2008 options and on the June 2017 EBIP Options not purchased under the June 2017 EBIP.

Pursuant to the October 2017 EBIP, TiGenix SAU offered a total of 445,664 options on existing TiGenix NV shares (the “October 2017 EBIP Options”) to certain employees of the TiGenix group. TiGenix SAU held such options on existing TiGenix NV shares pursuant to the CEA Agreement and as a consequence of the expiration of options under the 2008 EBIP. The existing TiGenix NV shares were held by CEA.

Under the October 2017 EBIP, the beneficiaries of the plan could purchase a number of October 2017 EBIP Options from TiGenix SAU at a purchase price of 0.45 euros per option. Subsequently, the beneficiaries could exercise the October 2017 EBIP Options for an exercise price of 0.0044 (rounded) euros per EBIP option. Each October 2017 EBIP Option entitles its beneficiary to one TiGenix share.

The October 2017 EBIP will end on June 30, 2018.

As of December 31, 2017, beneficiaries of the October 2017 EBIP purchased and exercised 425,661 October 2017 EBIP options. No other EBIP options, under any plan, were outstanding as of December 31, 2017.

As of December 31, 2017, a total of EUR 1.2 million has been recorded within equity, of which EUR 0.6 million relates to the cash received from employees acquiring the EBIP options, and EUR 0.6 million relates to the differential between the fair value of the option and the price of the option. The fair value of the option is considered at the date in which the employee accepts the offer. These values varied from EUR 0.90 to EUR 1.08. This differential has been recorded as a personnel expense.

Options under the EBIP 2010 were only granted to senior management of TiGenix SAU. The EBIP provides that the normal exercise price of the options is set at 5.291 euros. However, as a result of the business combination the exercise price for all EBIP 2010 options has been reduced to 0.013 euros.

TiGenix SAU has granted 221,508 options under the EBIP 2010. As a result of the business combination, all EBIP 2010 options have vested. Pursuant to the terms of the EBIP 2010 the board of directors of TiGenix SAU has opted to exchange all existing options for new options over existing TiGenix shares. Pursuant to the initial terms of the EBIP 2010, beneficiaries had to exercise their options before September 30, 2016. However, the exercise period of the EBIP 2010 was extended until December 31, 2016, and all remaining options under the EBIP 2010 were exercised in October 2016.

As of December 31, 2017, no more options were outstanding under the EBIPs.